Summary of Gains and Losses on Derivative Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI	$ (106)	$ 1	$ 3
Gains (losses) on hedging activities reclassified from AOCI to net income, before tax	(8)	6	47
Gain (loss) recognized in income, fair value hedges	3	(9)	43
Other (income) expense, net | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income, undesignated derivative instruments	(20)	4	(13)
Cash Flow Hedges | Interest rate contract
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI	(3)
Cash Flow Hedges | Interest rate contract | Other (income) expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on hedging activities reclassified from AOCI to net income, before tax		9
Cash Flow Hedges | Foreign Exchange Contracts One
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI			(1)
Cash Flow Hedges | Foreign Exchange Contracts Two
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI	(24)	1	4
Cash Flow Hedges | Foreign Exchange Contracts Two | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on hedging activities reclassified from AOCI to net income, before tax	(8)	(3)	47
Net investment hedge
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI	(79)
Fair value hedges | Net Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income, fair value hedges	$ (3)	$ 9	$ (43)